Document and Entity Information	Feb. 12, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	PRUDENTIAL FINANCIAL INC
Amendment Flag	true
Entity Central Index Key	0001137774
Document Type	8-K/A
Document Period End Date	Feb. 12, 2024
Entity Incorporation State Country Code	NJ
Entity File Number	001-16707
Entity Tax Identification Number	22-3703799
Entity Address, Address Line One	751 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	(973)
Local Phone Number	802-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 amends the Current Report on Form 8-K filed by Prudential Financial, Inc. (the “Company” or “we”) with the Securities and Exchange Commission on February 13, 2024 (the “Original Report”).
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, Par Value $.01
Trading Symbol	PRU
Security Exchange Name	NYSE
M 5.950 Junior Subordinated Notes 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.950% Junior Subordinated Notes
Trading Symbol	PRH
Security Exchange Name	NYSE
M 5.625 Junior Subordinated Notes 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Junior Subordinated Notes
Trading Symbol	PRS
Security Exchange Name	NYSE
M 4.125 Junior Subordinated Notes 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Junior Subordinated Notes
Trading Symbol	PFH
Security Exchange Name	NYSE